Segment Information (table) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Net Sales	$ 1,276,297	$ 1,257,805	$ 1,189,585
Operating Income	70,934	25,623	32,294
Interest Expense, Net	7,486	8,102	8,827
Income Taxes Expense (Benefit)	22,035	6,265	5,796
Total Assets	803,149	738,036	744,708
Additions to Property, Plant and Equipment	(16,371)	(27,425)	(19,473)
Depreciation & Amortization	23,251	22,691	22,581
Fruit And Vegetable [Member]
Segment Reporting Information [Line Items]
Net Sales	1,243,107	1,226,408	1,161,404
Operating Income	70,313	25,955	32,641
Interest Expense, Net	7,319	7,929	8,643
Income Taxes Expense (Benefit)	21,831	6,398	5,895
Total Assets	796,336	730,147	736,982
Additions to Property, Plant and Equipment	16,125	25,636	18,733
Depreciation & Amortization	22,146	21,780	21,632
Snack [Member]
Segment Reporting Information [Line Items]
Net Sales	11,357	11,730	10,604
Operating Income	174	(714)	(731)
Interest Expense, Net	35	47	59
Income Taxes Expense (Benefit)	53	(247)	(181)
Total Assets	4,038	4,739	5,891
Additions to Property, Plant and Equipment		22	740
Depreciation & Amortization	404	475	509
Other Products [Member]
Segment Reporting Information [Line Items]
Net Sales	21,833	19,667	17,577
Operating Income	447	382	384
Interest Expense, Net	132	126	125
Income Taxes Expense (Benefit)	151	114	82
Total Assets	2,775	3,150	1,835
Additions to Property, Plant and Equipment	246	1,767
Depreciation & Amortization	$ 701	$ 436	$ 440